Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
11.	ACCRUED EXPENSES AND OTHER PAYABLES
The components of accrued expenses and other payables are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accrued rebates	797,218	646,723	101,485
Accrued expenses	737,797	550,848	86,440
Payroll and welfare payable	552,985	526,080	82,553
Operating lease liabilities - current portion	112,094	96,160	15,090
VAT and surcharges payable	85,372	31,307	4,913
Professional service fees	7,074	22,885	3,591
Deposit from customers	22,387	21,058	3,304
Payable for purchase of fixed assets	39,852	21,045	3,302
Payable for exercise of share-based awards	38,217	2,566	403
Others	184,713	125,925	19,761

	2,577,709	2,044,597	320,842